Consolidated Statements of Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
Cash dividends per common share	$ 0.01
Retained Earnings (Accumulated Deficit)
Cash dividends per common share	$ 0.01